                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7356

                   Van Kampen Strategic Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulations S-X is as follows:

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)           DESCRIPTION                                              COUPON         MATURITY            VALUE


              MUNICIPAL BONDS    158.3%
              ALABAMA    4.5%
 $     6,345  Alabama St Muni Elec Auth Pwr Supply Rev Ser A
              (MBIA Insd) (a)                                              5.500%      09/01/19            $ 7,159,888
                                                                                                      -----------------

              ARIZONA    0.6%
       1,000  Glendale, AZ Indl Dev Auth Rfdg                              5.000       12/01/35              1,005,150
                                                                                                      -----------------

              ARKANSAS    0.9%
       1,390  Washington Cnty, AR Hosp Rev Regl Med Ctr Ser B
              Rfdg (b)                                                     5.000       02/01/30              1,396,686
                                                                                                      -----------------

              CALIFORNIA    20.6%
       5,000  Alameda Corridor Transn Auth CA Conv-Cap Apprec
              Sub Lien Ser A Rfdg (AMBAC Insd) (c)                       0/5.400       10/01/24              3,727,500
       3,330  Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn Rfdg
              (Escrowed to Maturity) (AMBAC Insd)                          5.000       05/15/13              3,373,789
          30  California Rural Home Mtg Fin Auth Single Family
              Mtg Rev Ser C (AMT) (GNMA Collateralized)                    7.800       02/01/28                 30,704
       5,110  California St (AMBAC Insd)                                   5.125       10/01/27              5,340,308
       2,000  California St (MBIA Insd)                                    5.000       02/01/32              2,078,020
       2,000  California St Dept Wtr Res Pwr Supply Rev Ser A
              (XLCA Insd)                                                  5.375       05/01/17              2,194,000
       5,000  California St Dept Wtr Res Pwr Supply Rev Ser A
              (MBIA Insd)                                                  5.375       05/01/22              5,530,550
       5,000  Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv
              Cap Apprec Rfdg (c)                                        0/5.800       01/15/20              4,322,600
       2,000  Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien
              Ser A Rfdg (FSA Insd)                                        5.500       10/01/18              2,276,320
       3,500  Palm Springs, CA Fin Auth Lease Rev Convention
              Ctr Proj Ser A (MBIA Insd)                                   5.500       11/01/35              3,912,580
                                                                                                      -----------------
                                                                                                            32,786,371
                                                                                                      -----------------

              COLORADO    4.2%
       5,000  Colorado Ed & Cultural Fac Charter Sch Proj (XLCA
              Insd)                                                        5.500       05/01/36              5,497,900
       1,000  Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr
              Proj                                                         6.500       09/01/20              1,101,250
         100  Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1
              (AMT)                                                        7.550       11/01/27                101,051
                                                                                                      -----------------
                                                                                                             6,700,201
                                                                                                      -----------------

              CONNECTICUT    2.0%
       1,500  Mashantucket Western Pequot Tribe CT Spl Rev Ser
              A, 144-A Private Placement (d)                               6.400       09/01/11              1,570,365


       1,500  Mashantucket Western Pequot Tribe CT Spl Rev Ser
              A, 144-A Private Placement (Prerefunded @
              09/01/07) (d)                                                6.400       09/01/11              1,602,615
                                                                                                      -----------------
                                                                                                             3,172,980
                                                                                                      -----------------

              GEORGIA    8.3%
       4,000  Augusta, GA Wtr & Swr Rev (FSA Insd) (e)                     5.250       10/01/22              4,327,040
       5,000  Augusta, GA Wtr & Swr Rev (FSA Insd)                         5.000       10/01/27              5,243,650
       1,870  Georgia Muni Elec Auth Pwr Rev Ser A (FGIC Insd)             5.500       01/01/12              2,061,806
       1,425  Georgia Muni Elec Auth Pwr Rev Ser A Rfdg
              (Escrowed to Maturity) (FGIC Insd)                           5.500       01/01/12              1,575,622
                                                                                                      -----------------
                                                                                                            13,208,118
                                                                                                      -----------------

              ILLINOIS    11.3%
       2,540  Chicago, IL O'Hare Intl Arpt Rev Second Lien
              Passenger Fac Ser A (AMT) (AMBAC Insd)                       5.375       01/01/32              2,670,480
       1,700  Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
              Airl Proj Ser B Rfdg (AMT) (f) (g)                           5.200       04/01/11                264,741
       5,000  Chicago, IL Proj Ser A Rfdg (MBIA Insd)                      5.500       01/01/38              5,469,000
         950  Chicago, IL Tax Increment Alloc Sub Cent Loop
              Redev Ser A (ACA Insd)                                       6.500       12/01/08              1,032,982
       1,500  Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA
              Insd)                                                        8.100       12/01/15              2,039,085
       5,000  Cook Cnty, IL Ser A (FGIC Insd)                              5.500       11/15/31              5,448,900
       1,000  Illinois Fin Auth Rev Friendship Vlg Schaumburg
              Ser A                                                        5.625       02/15/37              1,013,600
                                                                                                      -----------------
                                                                                                            17,938,788
                                                                                                      -----------------

              INDIANA    4.7%
       3,065  Allen Cnty, IN War Mem Coliseum Additions Bldg
              Corp Ser A (AMBAC Insd)                                      5.750       11/01/25              3,429,919
       3,505  East Chicago, IN Elem Sch Bldg Corp First Mtg
              Rfdg (AMBAC Insd)                                            6.250       01/05/16              4,059,912
                                                                                                      -----------------
                                                                                                             7,489,831
                                                                                                      -----------------

              KANSAS    3.1%
       1,000  Overland Pk, KS Dev Corp Rev First Tier Overland
              Pk Ser A                                                     7.375       01/01/32              1,096,680
       3,500  Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj
              Rfdg (MBIA Insd)                                             5.300       06/01/31              3,792,110
                                                                                                      -----------------
                                                                                                             4,888,790
                                                                                                      -----------------

              LOUISIANA    8.9%
       7,930  Ernest N Morial New Orleans, LA Exhibit Hall Auth
              Spl Tax Sr Sub Ser A (AMBAC Insd) (a)                        5.250       07/15/18              8,719,114
       2,855  Louisiana St Gas & Fuels Tax Rev Ser A (AMBAC
              Insd)                                                        5.375       06/01/16              3,144,183
       2,000  New Orleans, LA Rfdg (FGIC Insd)                             5.500       12/01/21              2,327,020
                                                                                                      -----------------
                                                                                                            14,190,317
                                                                                                      -----------------

              MARYLAND    0.6%
       1,000  Maryland St Econ Dev Corp Univ MD College Pk Proj            5.625       06/01/35              1,036,900
                                                                                                      -----------------

              MASSACHUSETTS    5.9%
       2,000  Massachusetts St Dev Fin Agy Semass Sys Ser A
              (MBIA Insd)                                                  5.625       01/01/15              2,200,900
       1,705  Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl
              Hlth Sys Ser C (Connie Lee Insd) (a)                         7.000       07/01/09              1,921,535


       5,000  Massachusetts St Wtr Pollutn Abatement Tr Pool
              Pgm Bds Ser 10                                               5.000       08/01/21              5,357,400
                                                                                                      -----------------
                                                                                                             9,479,835
                                                                                                      -----------------

              MICHIGAN    3.6%
       1,000  Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                5.250       07/01/30              1,017,760
       4,500  Michigan St Bldg Auth Rev Fac Proj Ser III Rfdg
              (FSA Insd)                                                   5.000       10/15/26              4,714,560
                                                                                                      -----------------
                                                                                                             5,732,320
                                                                                                      -----------------

              MISSISSIPPI    3.3%
       2,000  Mississippi Business Fin Corp Sys Energy Res Inc
              Proj                                                         5.875       04/01/22              2,030,020
       2,360  Mississippi Dev Bk Spl Oblig Cap Proj & Equip
              Acquisition Ser A2 (AMBAC Insd)                              5.000       07/01/24              2,583,610
         450  Mississippi Home Corp Single Family Rev Mtg Ser C
              (AMT) (GNMA Collateralized)                                  7.600       06/01/29                459,315
         175  Mississippi Home Corp Single Family Rev Mtg Ser F
              (AMT) (GNMA Collateralized)                                  7.550       12/01/27                179,288
                                                                                                      -----------------
                                                                                                             5,252,233
                                                                                                      -----------------

              NEVADA    3.4%
       5,165  Clark Cnty, NV Bd Bk (MBIA Insd)                             5.000       06/01/32              5,368,759
         115  Nevada Hsg Div Single Family Pgm Mezz Ser E (AMT)
              (FHA/VA)                                                     6.900       10/01/11                116,344
                                                                                                      -----------------
                                                                                                             5,485,103
                                                                                                      -----------------

              NEW JERSEY    10.9%
       5,000  Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
              Consldtn Rfdg (MBIA Insd)                                    5.125       10/01/19              5,426,050
         700  New Jersey Econ Dev Auth Rev Cigarette Tax                   5.750       06/15/29                750,967
       2,000  New Jersey Econ Dev Auth Spl Fac Rev Continental
              Airl Inc Proj (AMT)                                          6.250       09/15/29              1,831,660
       2,500  New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr
              Co Inc Proj Ser A (AMT) (FGIC Insd)                          6.875       11/01/34              2,558,250
       6,500  New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr
              Co Ser A (AMT) (AMBAC Insd)                                  5.250       11/01/32              6,877,650
                                                                                                      -----------------
                                                                                                            17,444,577
                                                                                                      -----------------

              NEW YORK    16.5%
         970  New York City Indl Dev Agy Civic Fac Rev Touro
              College Proj Ser A (Acquired 06/29/99, Cost
              $970,000) (h)                                                6.350       06/01/29                999,944
           5  New York City Ser C                                          7.250       08/15/24                  5,017
       5,000  New York City Ser H (MBIA Insd)                              5.250       03/15/14              5,461,350
       5,000  New York City Transitional Fin Auth Future Tax
              Sec Ser B                                                    5.000       08/01/22              5,295,700
       4,000  New York City Transitional Fin Auth Future Tax
              Sec Ser D (MBIA Insd)                                        5.250       02/01/20              4,375,680
       1,500  New York St Dorm Auth Rev Mt Sinai NYU Hlth (b)              5.500       07/01/26              1,527,225
       7,500  Sales Tax Asset Rec Ser A (MBIA Insd)                        5.000       10/15/22              8,069,700
         500  Westchester, NY Tob Asset Securitization Corp NY             5.125       06/01/38                506,835
                                                                                                      -----------------
                                                                                                            26,241,451
                                                                                                      -----------------

              NORTH CAROLINA    2.1%
       3,000  Charlotte, NC Ctf Part Convention Fac Proj Ser A
              Rfdg                                                         5.500       08/01/19              3,326,430
                                                                                                      -----------------


              OHIO    3.8%
         385  Akron, OH Ctf Park & Akron Muni Baseball Stad
              Proj (Prerefunded @ 12/01/06)                                6.500       12/01/07                407,603
       1,000  Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj               7.500       01/01/30              1,128,260
       1,000  Delaware Cnty, OH Hlthcare Fac Rev Mtg Centrum at
              Willow Brook (FHA Gtd) (e)                                   6.550       02/01/35              1,022,110
       1,065  Logan Cnty, OH (MBIA Insd)                                   5.250       12/01/17              1,171,266
         275  Miami Cnty, OH Hosp Fac Impt Upper Vly Med Ctr
              Ser C Rfdg                                                   6.000       05/15/06                280,935
       1,195  Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1
              (AMT) (GNMA Collateralized)                                  6.050       09/01/17              1,245,764
         815  Toledo Lucas Cnty, OH Port Auth Northwest OH Bd
              Fd Ser C (AMT)                                               6.000       05/15/11                867,494
                                                                                                      -----------------
                                                                                                             6,123,432
                                                                                                      -----------------

              OKLAHOMA    6.1%
       3,905  Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                 5.250       07/01/29              4,254,107
       1,475  Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                 5.250       07/01/33              1,604,549
       1,000  Mc Alester, OK Pub Wks Auth Util Sys Rev Cap
              Apprec (FSA Insd)                                              *         02/01/31                297,510
       2,390  Sallisaw, OK Muni Auth Util Sys Rev (XLCA Insd)              5.000       01/01/35              2,505,700
       1,000  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
              Insd)                                                        6.250       11/01/22              1,128,020
                                                                                                      -----------------
                                                                                                             9,789,886
                                                                                                      -----------------

              PENNSYLVANIA    2.0%
       1,000  Delaware Cnty, PA Indl Dev Auth Rev Res Recovery
              Fac Ser A Rfdg                                               6.100       07/01/13              1,055,120
       2,000  Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
              Rev PA Hosp Rfdg (Escrowed to Maturity)                      6.350       07/01/07              2,120,140
                                                                                                      -----------------
                                                                                                             3,175,260
                                                                                                      -----------------

              SOUTH CAROLINA    5.9%
       2,420  Beaufort Cnty, SC Tax Increment New Riv Redev
              Proj Area (MBIA Insd) (a)                                    5.500       06/01/20              2,691,016
       3,000  Medical Univ SC Hosp Auth Fac FHA Insd Mtg Ser A
              Rfdg (MBIA Insd)                                             5.250       08/15/24              3,237,300
       3,365  University SC Univ Rev Ser A (AMBAC Insd)                    5.000       05/01/34              3,519,857
                                                                                                      -----------------
                                                                                                             9,448,173
                                                                                                      -----------------

              TENNESSEE    2.4%
         750  Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI
              Phase I LLC Proj Ser B Rfdg                                  6.000       10/01/35                760,643
       1,500  Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First
              Mtg Ser B Impt & Rfdg                                        8.000       07/01/33              1,801,800
       1,000  Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First
              Mtg MTN St Hlth Ser A Rfdg (MBIA Insd)                       7.500       07/01/25              1,254,130
                                                                                                      -----------------
                                                                                                             3,816,573
                                                                                                      -----------------

              TEXAS    9.7%
       1,190  Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec
              Co Proj Ser C Rfdg (AMT)                                     5.750       05/01/36              1,272,372
       3,000  Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg (FSA
              Insd)                                                        5.375       10/01/19              3,305,430
       1,500  Houston, TX Arpt Sys Rev Spl Fac Continental Airl
              Ser B (AMT)                                                  6.125       07/15/17              1,352,070


       3,720  Houston, TX Util Sys Rev First Lien Ser A Rfdg
              (FSA Insd)                                                   5.250       05/15/21              4,037,242
       1,250  Matagorda Cnty, TX Navig Dist No 1 Rev Coll
              Centerpoint Energy Proj Rfdg                                 5.600       03/01/27              1,314,488
       4,000  Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                      5.000       08/15/30              4,135,720
                                                                                                      -----------------
                                                                                                            15,417,322
                                                                                                      -----------------

              VIRGINIA    1.6%
       1,485  Richmond, VA Indl Dev Auth Govt Fac Rev Bds
              (AMBAC Insd) (a)                                             5.000       07/15/15              1,632,000
         800  Tobacco Settlement Fin Corp VA Asset Bkd                     5.500       06/01/26                844,416
                                                                                                      -----------------
                                                                                                             2,476,416
                                                                                                      -----------------

              WASHINGTON    11.4%
       1,000  Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro
              Elec Rev Ser B Rfdg (AMT) (MBIA Insd)                        5.375       01/01/18              1,064,630
       3,465  Seattle, WA Drain & Wastewtr Rev Rfdg (FGIC
              Insd) (a)                                                    5.250       07/01/21              3,757,203
       5,000  Spokane, WA Pub Fac Dist Hotel Motel & Sales Use
              Tax (MBIA Insd)                                              5.250       09/01/33              5,319,900
       1,000  Washington St Hlthcare Fac Overlake Hosp Med Ctr
              Ser B (ACA Insd)                                             5.000       07/01/30              1,025,530
       2,030  Washington St Pub Pwr Supply Sys Nuclear Proj No
              3 Rev Ser C Rfdg (MBIA Insd)                                   *         07/01/13              1,471,831
       3,380  Washington St Pub Pwr Supply Sys Nuclear Proj No
              3 Rev Ser C Rfdg (MBIA Insd)                                   *         07/01/15              2,213,934
       3,000  Washington St Ser B                                          5.500       05/01/18              3,353,550
                                                                                                      -----------------
                                                                                                            18,206,578
                                                                                                      -----------------

TOTAL LONG-TERM INVESTMENTS    158.3%
   (Cost $241,004,505)                                                                                     252,389,609

TOTAL SHORT-TERM INVESTMENTS    1.6%
   (Cost $2,500,000)                                                                                         2,500,000
                                                                                                      -----------------

TOTAL INVESTMENTS    159.9%
   (Cost $243,504,505)                                                                                     254,889,609

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                                               (393,753)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.7%)                                              (95,087,675)
                                                                                                      -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                          $159,408,181
                                                                                                      =================

              Percentages are calculated as a percentage of net assets applicable to common shares.

*             Zero coupon bond

(a)           The Trust owns 100% of the bond issuance.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(f)           Non-income producing security.

(g) Issuer has filed for protection in federal bankruptcy court.

(h) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. The restricted security comprises 0.6% of net assets applicable to common shares.

ACA         - American Capital Access
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
Connie Lee  - Connie Lee Insurance Co.
FGIC        - Financial Guaranty Insurance Co.
FHA         - Federal Housing Administration
FHA/VA      - Federal Housing Administration/Department of
              Veterans Affairs
FHLMC       - Federal Home Loan Mortgage Corp.
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
MBIA        - Municipal Bond Investors Assurance Corp.
PSF         - Public School Fund
XLCA        - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                                                                      UNREALIZED
                                                                                                     APPRECIATION/
SHORT CONTRACTS:                                                                  CONTRACTS          DEPRECIATION
                   U.S. Treasury Notes 5-Year Futures September 2005                  420            $     664,415
                   (Current Notional Value of $107,203 per contract)

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Strategic Sector Municipal Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005